Assets held for sale - Schedule of cash flows from discontinued operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income (loss) from discontinued operations	$ 3,096,834	$ (1,347,473)	$ (3,347,561)
Changes in non-cash working capital balances
Gain on sale of property and plant	(4,249,582)
Other receivables	215,175	(106,880)	435,183
Trade and other payables	(699,778)	3,604,766	898,691
Cash used in operating activities	(1,142,982)	(1,382,041)	(737,659)
Cash provided by investing activities	12,730,942	0	36,616
Disposal Group
Operating activities
Net income (loss) from discontinued operations	3,096,834	(1,347,473)	(3,347,561)
Add (deduct) items not affecting cash
Depreciation and amortization	0	0	108,209
Change in fair value adjustments on inventory sold	0	(0)	(945)
Impairment of inventory	0	0	534,814
Impairment of equipment	0	0	387,474
Change in fair value of biological assets	0	0	166,886
Loss on disposal of inventory	0	0	197,436
Loss on sale of equipment	0	0	100,337
Changes in non-cash working capital balances
Gain on sale of property and plant	(4,249,582)	0	0
Other receivables	(88,588)	38,822	960,778
Inventories	0	0	(21,932)
Biological assets	0	0	(166,886)
Prepaid expenses and deposits	98,354	(20,091)	279,870
Trade and other payables	0	(53,299)	63,861
Cash used in operating activities	(1,142,982)	(1,382,041)	(737,659)
Proceeds from sale of property and plant, net	12,730,942	0	(0)
Cash provided by investing activities	$ 12,730,942	$ 0	$ (0)